Debt and Equity Securities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Collateralized mortgage obligations	$ 14,269	$ 12,254
Collateralized mortgage obligations, fair value	14,168	12,305
Securities pledged to secure public deposits	163,674	187,059
Market value of securities pledged to secure public deposits	162,905	186,091
Securities in obligations of political subdivisions	21,593	21,823
Market value of securities in obligations of political subdivisions	21,896	22,162
Securities adjust prior to maturity	40,023	11,950
Market value of securities that have rates that adjust prior to maturity	$ 40,009	$ 11,943